UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/14

Item 1. Schedule of Investments.

Franklin High Income Trust

Statement of Investments, August 31, 2014 (unaudited)

	Franklin High Income Fund	Country	Shares/Warrants/Units	Value
	Common Stocks and Other Equity Interests 0.8%
	Consumer Services 0.0%†
[a,b]	Station Casinos Inc., wts., 6/17/18	United States	136,789	$180,561
	Diversified Financials 0.6%
	iShares iBoxx High Yield Corporate Bond ETF	United States	500,000	47,120,000
	Materials 0.1%
	NewPage Holdings Inc.	United States	60,000	5,610,000
	Transportation 0.1%
[a] CEVA Holdings LLC		United Kingdom	3,364	4,037,064
	Total Common Stocks and Other Equity Interests (Cost $62,876,927)			56,947,625
	Convertible Preferred Stocks 0.1%
	Transportation 0.1%
[a]	CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	134	207,700
[a]	CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	7,283	8,739,144
	Total Convertible Preferred Stocks (Cost $11,036,794)			8,946,844
	Preferred Stocks (Cost $8,655,000) 0.1%
	Diversified Financials 0.1%
	GMAC Capital Trust I, 8.125%, pfd.	United States	346,200	9,305,856
			Principal Amount*
	Corporate Bonds 91.7%
	Automobiles & Components 0.9%
	The Goodyear Tire & Rubber Co., senior note,
	8.25%, 8/15/20	United States	15,000,000	16,387,500
	6.50%, 3/01/21	United States	25,200,000	27,153,000
[c]	International Automotive Components Group SA, senior secured note, 144A, 9.125%,
	6/01/18	United States	20,000,000	21,375,000
				64,915,500
	Banks 4.4%
[d]	Bank of America Corp., M, junior sub. bond, 8.125% to 5/15/18, FRN thereafter,
	Perpetual	United States	60,000,000	66,918,480
	CIT Group Inc., senior note,
	5.25%, 3/15/18	United States	9,000,000	9,630,000
	5.375%, 5/15/20	United States	21,550,000	23,408,687
	5.00%, 8/15/22	United States	33,650,000	35,626,937
	[c]144A, 6.625%, 4/01/18	United States	6,925,000	7,747,344
[d]	Citigroup Inc., M, junior sub. bond, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	47,600,000	48,640,822
[d]	JPMorgan Chase & Co., junior sub. bond,
	5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,400,000	10,381,686
	6.00% to 8/01/23, FRN thereafter, Perpetual	United States	46,700,000	48,124,350
	Royal Bank of Scotland Group PLC, sub. note,
	6.125%, 12/15/22	United Kingdom	40,000,000	43,825,000
	5.125%, 5/28/24	United Kingdom	13,900,000	14,212,750
				308,516,056
	Capital Goods 2.5%
[c]	Abengoa Finance SAU, senior note, 144A,
	8.875%, 11/01/17	Spain	32,500,000	36,298,437
	7.75%, 2/01/20	Spain	12,200,000	13,359,000
[c]	CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%, 11/15/21	Brazil	20,000,000	20,025,000
	DigitalGlobe Inc., senior note, 5.25%, 2/01/21	United States	25,765,000	25,636,175
	Meritor Inc., senior note, 6.75%, 6/15/21	United States	1,300,000	1,381,250
	Navistar International Corp., senior note, 8.25%, 11/01/21	United States	15,000,000	15,618,750
	Terex Corp., senior note, 6.00%, 5/15/21	United States	18,400,000	19,596,000
[c]	TransDigm Inc.,
	senior sub. bond, 144A, 6.50%, 7/15/24	United States	9,500,000	9,749,375
	senior sub. note, 144A, 6.00%, 7/15/22	United States	9,400,000	9,576,250

Quarterly Statement of Investments. | See Notes to Statement of Investments.

Franklin High Income Trust

Statement of Investments, August 31, 2014 (unaudited) (continued)

[c]	Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	23,525,000	24,877,688
				176,117,925
	Commercial & Professional Services 0.9%
[c]	Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
	10/15/18	United Kingdom	36,600,000	38,109,750
[b,e]	Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
	United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	20,000,000	21,000,000
				59,110,655
	Consumer Durables & Apparel 3.3%
	D.R. Horton Inc., senior note, 3.75%, 3/01/19	United States	24,300,000	24,421,500
	KB Home,
	senior bond, 7.50%, 9/15/22	United States	35,600,000	38,893,000
	senior note, 4.75%, 5/15/19	United States	11,000,000	11,027,500
	senior note, 7.00%, 12/15/21	United States	13,900,000	15,046,750
	M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	5,500,000	5,805,938
	Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	3,000,000	3,255,000
	Springs Industries Inc., secured note, 6.25%, 6/01/21	United States	2,800,000	2,828,000
	Standard Pacific Corp., senior note, 6.25%, 12/15/21	United States	23,700,000	25,240,500
[c]	Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
	7.75%, 4/15/20	United States	9,870,000	10,733,625
	5.25%, 4/15/21	United States	15,500,000	15,732,500
	5.625%, 3/01/24	United States	25,000,000	25,000,000
	Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	22,400,000	23,912,000
	Visant Corp., senior note, 10.00%, 10/01/17	United States	28,900,000	26,949,250
				228,845,563
	Consumer Services 2.2%
[c]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	28,800,000	28,080,000
	Caesars Entertainment Operating Co. Inc., senior secured note,
	11.25%, 6/01/17	United States	40,000,000	33,100,000
	first lien, 9.00%, 2/15/20	United States	16,400,000	13,232,750
	first lien, 9.00%, 2/15/20	United States	5,000,000	4,025,000
[c,e]	Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	20,000,000	250,000
	MGM Resorts International, senior note,
	6.625%, 7/15/15	United States	15,000,000	15,675,000
	6.875%, 4/01/16	United States	10,000,000	10,775,000
	6.75%, 10/01/20	United States	9,200,000	10,212,000
	6.625%, 12/15/21	United States	12,950,000	14,471,625
	7.75%, 3/15/22	United States	5,000,000	5,862,500
	Pinnacle Entertainment Inc.,
	senior note, 6.375%, 8/01/21	United States	14,100,000	14,699,250
	senior sub. note, 7.75%, 4/01/22	United States	3,650,000	3,960,250
				154,343,375
	Diversified Financials 3.6%
	Ally Financial Inc., senior note,
	5.50%, 2/15/17	United States	15,000,000	16,040,625
	7.50%, 9/15/20	United States	31,700,000	38,040,000
	E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	22,500,000	24,243,750
	General Motors Financial Co. Inc.,
	senior bond, 4.25%, 5/15/23	United States	11,200,000	11,466,000
	senior note, 3.25%, 5/15/18	United States	5,800,000	5,858,000
	GMAC Inc., sub. note, 8.00%, 12/31/18	United States	10,000,000	11,718,750
[c]	Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
	5.625%, 3/15/20	United States	6,700,000	7,085,250
	5.875%, 3/15/22	United States	15,000,000	16,162,500
[c]	Nuveen Investments Inc., senior note, 144A,
	9.125%, 10/15/17	United States	10,000,000	10,780,000
	9.50%, 10/15/20	United States	20,000,000	23,446,800
	SLM Corp., senior note,
	8.45%, 6/15/18	United States	33,000,000	38,484,600
	5.50%, 1/15/19	United States	42,200,000	44,943,000

Franklin High Income Trust

Statement of Investments, August 31, 2014 (unaudited) (continued)

4.875%, 6/17/19	United States	4,000,000	4,196,000
			252,465,275
Energy 25.7%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 4.875%, 5/15/23	United States	10,000,000	10,575,000
[c] Alpha Natural Resources Inc., second lien, 144A, 7.50%, 8/01/20	United States	25,000,000	24,187,500
[c] American Energy-Permian Basin LLC/AEPB Finance Corp., senior note, 144A,
7.125%, 11/01/20	United States	10,000,000	9,750,000
7.375%, 11/01/21	United States	16,600,000	16,268,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., senior note,
9.25%, 8/15/21	United States	15,000,000	15,862,500
[c]144A, 7.75%, 1/15/21	United States	11,100,000	11,377,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	45,000,000	47,925,000
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	24,200,000	25,425,125
7.50%, 9/15/20	United States	7,600,000	8,170,000
CGG SA, senior note,
7.75%, 5/15/17	France	2,281,000	2,315,215
6.50%, 6/01/21	France	30,000,000	27,900,000
[c]144A, 6.875%, 1/15/22	France	23,000,000	21,850,000
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	15,000,000	16,762,500
8.25%, 9/01/21	United States	10,000,000	10,837,500
7.625%, 11/15/22	United States	6,700,000	7,227,625
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	11,300,000	12,656,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	40,500,000	44,271,562
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	45,000,000	52,087,500
4.875%, 4/15/22	United States	10,000,000	10,512,000
5.75%, 3/15/23	United States	12,700,000	14,239,875
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	38,100,000	40,386,000
[c] Compressco Partners LP/Finance Corp., senior note, 144A, 7.25%, 8/15/22	United States	12,900,000	13,061,250
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	25,000,000	26,718,750
6.375%, 3/01/21	United States	3,400,000	3,621,000
[c]144A, 5.875%, 4/15/22	United States	20,900,000	21,918,875
[c] Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	36,700,000	37,984,500
El Paso Corp., senior note, 7.00%, 6/15/17	United States	10,000,000	11,350,000
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	21,800,000	23,135,250
senior note, 7.50%, 10/15/20	United States	45,000,000	52,312,500
Energy XXI Gulf Coast Inc., senior note,
9.25%, 12/15/17	United States	28,000,000	29,820,000
7.50%, 12/15/21	United States	8,200,000	8,733,000
[c]144A, 6.875%, 3/15/24	United States	3,400,000	3,468,000
[c] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	24,000,000	24,165,000
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	20,000,000	21,300,000
[c] Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	30,000,000	31,275,000
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	35,000,000	36,925,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	20,000,000	21,650,000
8.875%, 5/15/21	United States	20,000,000	21,150,000
9.25%, 2/15/22	United States	10,000,000	10,787,500
[c] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	30,000,000	33,562,500
[c] Kinder Morgan Inc.,
senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	25,000,000	27,687,500
senior secured note, 144A, 5.00%, 2/15/21	United States	4,700,000	5,052,500
Kodiak Oil & Gas Corp., senior note,
8.125%, 12/01/19	United States	10,000,000	11,050,000
5.50%, 1/15/21	United States	9,900,000	10,494,000
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	5,000,000	5,171,875
6.25%, 11/01/19	United States	25,000,000	25,937,500
8.625%, 4/15/20	United States	15,000,000	16,087,500
7.75%, 2/01/21	United States	12,000,000	12,840,000

Franklin High Income Trust

Statement of Investments, August 31, 2014 (unaudited) (continued)
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
	2/15/21	United States	30,000,000	31,050,000
	Memorial Production Partners LP/Memorial Production Finance Corp., senior note,
	7.625%, 5/01/21	United States	37,500,000	39,093,750
	[c]144A, 6.875%, 8/01/22	United States	14,000,000	13,868,750
[c]	Memorial Resource Development Corp., senior note, 144A, 5.875%, 7/01/22	United States	19,900,000	20,248,250
	Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	26,500,000	28,818,750
[c]	Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	18,100,000	19,276,500
	Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	20,000,000	21,950,000
[c]	Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	25,000,000	25,000,000
	Offshore Group Investment Ltd.,
	senior bond, first lien, 7.125%, 4/01/23	United States	15,100,000	15,062,250
	senior secured note, first lien, 7.50%, 11/01/19	United States	35,000,000	35,896,875
	PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	25,000,000	27,062,500
	Peabody Energy Corp., senior note,
	7.375%, 11/01/16	United States	6,900,000	7,495,125
	6.00%, 11/15/18	United States	15,000,000	15,525,000
	6.50%, 9/15/20	United States	12,500,000	12,640,625
	6.25%, 11/15/21	United States	30,000,000	30,000,000
	Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	21,300,000	23,536,500
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., senior
	note,
	8.375%, 6/01/20	United States	13,644,000	15,247,170
	6.50%, 5/15/21	United States	10,000,000	10,825,000
	QEP Resources Inc., senior note,
	5.375%, 10/01/22	United States	25,000,000	25,718,750
	5.25%, 5/01/23	United States	10,000,000	10,175,000
	QR Energy LP/QRE Finance Corp. LLC, senior note, 9.25%, 8/01/20	United States	35,000,000	40,162,500
	Quicksilver Resources Inc.,
	[c,f]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	30,000,000	28,875,000
	senior note, 9.125%, 8/15/19	United States	10,000,000	8,400,000
	Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
	5.00%, 10/01/22	United States	1,600,000	1,656,000
	[c]144A, 8.375%, 6/01/19	United States	40,000,000	43,200,000
	Sabine Pass Liquefaction LLC,
	first lien, 5.625%, 2/01/21	United States	40,000,000	42,400,000
	first lien, 5.625%, 4/15/23	United States	13,300,000	13,898,500
	[c]first lien, 144A, 6.25%, 3/15/22	United States	5,000,000	5,431,250
	[c]senior secured note, first lien, 144A, 5.75%, 5/15/24	United States	3,300,000	3,436,125
	Samson Investment Co., senior note, 9.75%, 2/15/20	United States	50,000,000	51,250,000
	Sanchez Energy Corp., senior note,
	7.75%, 6/15/21	United States	25,000,000	27,875,000
	[c]144A, 6.125%, 1/15/23	United States	11,100,000	11,516,250
[c]	Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	9,600,000	9,864,000
	Vanguard Natural Resources LLC/Finance Corp., senior note, 7.875%, 4/01/20	United States	20,000,000	21,350,000
	W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	42,000,000	45,150,000
	WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	35,000,000	37,712,500
				1,798,513,322
	Food, Beverage & Tobacco 2.7%
	Del Monte Corp., senior note, 7.625%, 2/15/19	United States	20,000,000	20,675,000
[c]	Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	30,300,000	30,565,125
[c]	JBS USA LLC/Finance Inc.,
	senior bond, 144A, 5.875%, 7/15/24	United States	17,100,000	17,185,500
	senior note, 144A, 8.25%, 2/01/20	United States	32,400,000	35,040,600
	senior note, 144A, 7.25%, 6/01/21	United States	14,900,000	15,980,250
	Post Holdings Inc., senior note,
	7.375%, 2/15/22	United States	22,000,000	23,155,000
	[c]144A, 6.75%, 12/01/21	United States	25,600,000	26,144,000
	[c]144A, 6.00%, 12/15/22	United States	5,400,000	5,325,750
[c]	Smithfield Foods Inc., senior note, 144A,
	5.25%, 8/01/18	United States	7,300,000	7,623,938

Franklin High Income Trust

Statement of Investments, August 31, 2014 (unaudited) (continued)

	5.875%, 8/01/21	United States	8,450,000	9,067,906
				190,763,069
	Health Care Equipment & Services 5.9%
	Alere Inc.,
	senior note, 7.25%, 7/01/18	United States	37,000,000	39,220,000
	senior sub. note, 6.50%, 6/15/20	United States	8,930,000	9,075,113
[c]	AmSurg Corp., senior note, 144A, 5.625%, 7/15/22	United States	9,800,000	10,069,500
	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note,
	7.75%, 2/15/19	United States	20,000,000	21,225,000
	6.00%, 10/15/21	United States	9,000,000	9,528,750
	CHS/Community Health Systems Inc.,
	senior note, 8.00%, 11/15/19	United States	32,500,000	35,425,000
	senior note, 7.125%, 7/15/20	United States	13,300,000	14,413,875
	[c]senior note, 144A, 5.125%, 8/01/21	United States	4,100,000	4,223,000
	[c]senior note, 144A, 6.875%, 2/01/22	United States	4,600,000	4,910,500
	senior secured note, 5.125%, 8/15/18	United States	12,700,000	13,239,750
	DaVita HealthCare Partners Inc.,
	senior bond, 5.125%, 7/15/24	United States	17,800,000	18,089,250
	senior note, 5.75%, 8/15/22	United States	19,300,000	20,651,000
[c]	Emergency Medical Services Corp., senior note, 144A, 5.125%, 7/01/22	United States	12,700,000	12,858,750
	ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	15,000,000	16,275,000
	HCA Inc.,
	senior note, 8.00%, 10/01/18	United States	5,000,000	5,862,500
	senior note, 7.50%, 2/15/22	United States	8,100,000	9,456,750
	senior note, 5.875%, 5/01/23	United States	50,000,000	53,375,000
	senior secured bond, 7.25%, 9/15/20	United States	4,300,000	4,579,500
	senior secured note, 5.875%, 3/15/22	United States	30,000,000	32,700,000
	senior secured note, first lien, 5.00%, 3/15/24	United States	22,900,000	23,386,625
	Tenet Healthcare Corp.,
	first lien, 6.00%, 10/01/20	United States	6,700,000	7,286,250
	senior note, 8.125%, 4/01/22	United States	30,000,000	34,612,500
	[c]senior note, 144A, 5.00%, 3/01/19	United States	10,700,000	10,860,500
				411,324,113
	Materials 9.4%
[c]	Albea Beauty Holdings SA, first lien, 144A, 8.375%, 11/01/19	France	8,000,000	8,760,000
	ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	46,800,000	50,577,696
[c]	Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	6,100,000	6,725,250
[c]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
	senior note, 144A, 6.25%, 1/31/19	Luxembourg	4,100,000	4,151,250
	senior note, 144A, 9.125%, 10/15/20	Luxembourg	5,000,000	5,475,000
	senior note, 144A, 7.00%, 11/15/20	Luxembourg	2,647,059	2,713,235
	senior note, 144A, 6.75%, 1/31/21	Luxembourg	4,500,000	4,626,563
	senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	6,986,875
	[f]senior secured note, 144A, FRN, 3.232%, 12/15/19	Luxembourg	22,800,000	22,743,000
[c]	Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	31,000,000	28,229,375
[c]	Cemex Finance LLC, senior secured note, 144A,
	9.375%, 10/12/22	Mexico	7,100,000	8,413,500
	6.00%, 4/01/24	Mexico	15,800,000	16,471,500
[c]	Cemex SAB de CV,
	secured note, 144A, 5.875%, 3/25/19	Mexico	2,200,000	2,311,375
	senior secured note, 144A, 9.00%, 1/11/18	Mexico	40,000,000	42,725,000
[c]	Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	45,000,000	46,687,500
[c]	Essar Steel Minnesota LLC, senior secured note, 144A, 11.50%, 5/15/20	United States	19,300,000	19,854,875
[c]	First Quantum Minerals Ltd., senior note, 144A,
	6.75%, 2/15/20	Canada	30,000,000	31,275,000
	7.00%, 2/15/21	Canada	39,882,000	42,075,510
[c]	FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
	6.00%, 4/01/17	Australia	5,000,000	5,228,125
	6.875%, 2/01/18	Australia	25,000,000	26,351,500
	8.25%, 11/01/19	Australia	25,000,000	27,468,750
	6.875%, 4/01/22	Australia	5,000,000	5,465,625
[c]	Ineos Finance PLC, senior secured note, 144A,
	8.375%, 2/15/19	Switzerland	5,000,000	5,440,625
	7.50%, 5/01/20	Switzerland	8,600,000	9,314,875

Franklin High Income Trust

Statement of Investments, August 31, 2014 (unaudited) (continued)
[c]	Ineos Group Holdings SA, senior note, 144A,
	6.125%, 8/15/18	Switzerland	22,100,000	22,901,125
	5.875%, 2/15/19	Switzerland	20,000,000	20,512,500
	LSB Industries Inc., senior secured note, first lien, 7.75%, 8/01/19	United States	20,000,000	21,950,000
	Novelis Inc., senior note, 8.75%, 12/15/20	Canada	20,000,000	22,225,000
[c]	Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	19,700,000	20,783,500
	Reynolds Group Issuer Inc./LLC/SA,
	first lien, 5.75%, 10/15/20	United States	23,600,000	24,780,000
	senior note, 8.50%, 5/15/18	United States	20,000,000	20,950,000
	senior note, 9.00%, 4/15/19	United States	2,300,000	2,426,500
	senior note, 9.875%, 8/15/19	United States	7,500,000	8,353,125
	senior note, 8.25%, 2/15/21	United States	20,000,000	21,925,000
	Reynolds Group Issuer Inc./LLCA, senior secured note, 7.875%, 8/15/19	United States	5,000,000	5,437,500
[c]	Sealed Air Corp., senior note, 144A,
	8.125%, 9/15/19	United States	9,100,000	9,987,250
	6.50%, 12/01/20	United States	8,900,000	9,834,500
[c]	U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21	United States	12,750,000	13,961,250
				656,099,254
	Media 8.7%
	Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	15,000,000	17,137,500
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.25%, 9/30/22	United States	25,000,000	25,468,750
	senior bond, 5.125%, 2/15/23	United States	15,000,000	14,981,250
	senior note, 6.50%, 4/30/21	United States	10,000,000	10,662,500
	Clear Channel Communications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	43,800,000	45,606,750
	Clear Channel Worldwide Holdings Inc.,
	senior note, 6.50%, 11/15/22	United States	6,500,000	6,987,500
	senior note, 6.50%, 11/15/22	United States	3,500,000	3,745,000
	senior sub. note, 7.625%, 3/15/20	United States	25,000,000	26,875,000
	senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,769,625
	CSC Holdings LLC,
	senior bond, 7.625%, 7/15/18	United States	5,000,000	5,731,250
	senior note, 6.75%, 11/15/21	United States	25,000,000	27,593,750
	[c]senior note, 144A, 5.25%, 6/01/24	United States	25,000,000	24,812,500
	DISH DBS Corp.,
	senior bond, 5.00%, 3/15/23	United States	5,000,000	4,987,500
	senior note, 7.125%, 2/01/16	United States	15,000,000	16,050,000
	senior note, 6.75%, 6/01/21	United States	5,000,000	5,606,000
	senior note, 5.875%, 7/15/22	United States	30,000,000	31,911,000
	Gannett Co. Inc.,
	[c]senior bond, 144A, 6.375%, 10/15/23	United States	27,600,000	29,394,000
	senior note, 5.125%, 7/15/20	United States	17,800,000	18,289,500
	[c]senior note, 144A, 5.125%, 10/15/19	United States	19,400,000	19,933,500
[c]	Live Nation Entertainment Inc., senior note, 144A,
	7.00%, 9/01/20	United States	7,100,000	7,685,750
	5.375%, 6/15/22	United States	8,600,000	8,836,500
[c]	Lynx I Corp., first lien, 144A, 5.375%, 4/15/21	United Kingdom	13,400,000	14,003,000
[c]	The Nielsen Co. (Luxembourg) S.A.R.L., senior note, 144A, 5.50%, 10/01/21	United States	10,000,000	10,381,250
[c]	Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	37,300,000	37,836,187
[c]	Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	14,025,000	14,656,125
[c]	Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	34,200,000	35,653,500
[c]	Univision Communications Inc.,
	senior secured bond, 144A, 6.75%, 9/15/22	United States	21,544,000	23,752,260
	senior secured note, 144A, 6.875%, 5/15/19	United States	10,000,000	10,625,000
	senior secured note, 144A, 5.125%, 5/15/23	United States	8,000,000	8,420,000
[c]	UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	30,000,000	31,875,000
[c]	UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	4,700,000	5,111,250
[c]	Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	14,800,000	15,133,000
[c]	Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,500,000	1,605,000
[c]	Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
	1/15/25	United Kingdom	28,400,000	29,305,250

Franklin High Income Trust

Statement of Investments, August 31, 2014 (unaudited) (continued)

[c]	VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	17,000,000	18,275,000
				610,696,947
	Pharmaceuticals, Biotechnology & Life Sciences 2.9%
[c]	Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	United States	16,300,000	16,789,000
[c]	inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	18,075,000	18,978,750
[c,g]	Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	47,990,000	49,489,688
[c]	Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	9,200,000	10,039,500
	Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	26,000,000	27,690,000
[c]	Valeant Pharmaceuticals International Inc., senior note, 144A,
	7.50%, 7/15/21	United States	15,400,000	16,843,750
	5.625%, 12/01/21	United States	15,000,000	15,281,250
[c]	VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,600,000	44,730,000
				199,841,938
	Real Estate 0.2%
	Crown Castle International Corp., senior bond, 5.25%, 1/15/23	United States	15,400,000	15,982,274
	Retailing 0.2%
[c]	New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	15,400,000	16,420,250
	Semiconductors & Semiconductor Equipment 0.3%
	Freescale Semiconductor Inc., senior note, 8.05%, 2/01/20	United States	15,604,000	16,852,320
	Software & Services 3.1%
[c]	BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	45,000,000	45,675,000
	Equinix Inc.,
	senior bond, 5.375%, 4/01/23	United States	37,000,000	37,925,000
	senior note, 4.875%, 4/01/20	United States	10,000,000	10,250,000
	First Data Corp.,
	senior bond, 12.625%, 1/15/21	United States	30,000,000	36,750,000
	senior note, 11.25%, 1/15/21	United States	9,676,000	11,272,540
	[c]senior secured bond, 144A, 8.25%, 1/15/21	United States	37,000,000	40,515,000
[c,g]	Infor Software Parent LLC/Inc., senior note, 144A, PIK, 7.125%, 5/01/21	United States	12,500,000	12,781,250
	Sterling International Inc., senior note, 11.00%, 10/01/19	United States	19,075,000	20,410,250
				215,579,040
	Technology Hardware & Equipment 1.5%
[c]	Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	42,200,000	44,837,500
[c]	Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	15,500,000	15,926,250
[c,g]	CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	11,200,000	12,012,000
[c]	CommScope Inc.,
	senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000	7,157,500
	senior note, 144A, 5.00%, 6/15/21	United States	7,000,000	7,140,000
	Lucent Technologies Inc., 6.45%, 3/15/29	France	15,000,000	14,737,500
				101,810,750
	Telecommunication Services 8.3%
[c]	Altice SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	11,200,000	11,963,000
	CenturyLink Inc.,
	senior bond, 6.75%, 12/01/23	United States	6,300,000	6,996,937
	senior note, 5.80%, 3/15/22	United States	30,000,000	31,800,000
[c]	Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	25,000,000	27,062,500
[c]	Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	24,400,000	25,193,000
[c]	eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	21,800,000	23,448,625
	Frontier Communications Corp.,
	senior bond, 7.625%, 4/15/24	United States	10,000,000	10,675,000
	senior note, 8.75%, 4/15/22	United States	10,000,000	11,700,000
	senior note, 7.125%, 1/15/23	United States	10,000,000	10,600,000
	senior note, 7.875%, 1/15/27	United States	23,000,000	23,920,000
	Intelsat Jackson Holdings SA,
	senior bond, 6.625%, 12/15/22	Luxembourg	20,000,000	21,000,000
	senior bond, 5.50%, 8/01/23	Luxembourg	15,000,000	14,981,250
	senior note, 7.25%, 10/15/20	Luxembourg	15,000,000	16,087,500
	senior note, 7.50%, 4/01/21	Luxembourg	35,000,000	38,018,750
[c]	Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	29,200,000	31,864,500
[b,e]	RSL Communications PLC,
	senior discount note, 10.125%, 3/01/08	United Kingdom	44,500,000	489,500
	senior note, 12.00%, 11/01/08	United Kingdom	6,250,000	87,500

Franklin High Income Trust

Statement of Investments, August 31, 2014 (unaudited) (continued)
[c]	Sprint Corp.,
	senior bond, 144A, 7.125%, 6/15/24	United States	10,900,000	11,158,875
	senior note, 144A, 7.875%, 9/15/23	United States	4,700,000	5,052,500
	Sprint Nextel Corp., senior note,
	8.375%, 8/15/17	United States	35,000,000	40,031,250
	6.00%, 11/15/22	United States	7,500,000	7,518,750
	[c]144A, 9.00%, 11/15/18	United States	60,000,000	71,475,000
	[c]144A, 7.00%, 3/01/20	United States	9,800,000	10,976,000
	T-Mobile USA Inc.,
	senior bond, 6.50%, 1/15/24	United States	7,400,000	7,714,500
	senior note, 6.542%, 4/28/20	United States	11,700,000	12,328,875
	senior note, 6.633%, 4/28/21	United States	9,000,000	9,506,250
	senior note, 6.125%, 1/15/22	United States	4,200,000	4,368,000
	senior note, 6.731%, 4/28/22	United States	9,000,000	9,528,750
[c]	Wind Acquisition Finance SA,
	senior note, 144A, 7.375%, 4/23/21	Italy	65,000,000	68,900,000
	senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	15,000,000	15,121,875
				579,568,687
	Transportation 2.2%
[c]	Florida East Coast Holdings Corp.,
	secured note, first lien, 144A, 6.75%, 5/01/19	United States	17,400,000	18,400,500
	senior note, 144A, 9.75%, 5/01/20	United States	9,300,000	9,881,250
	Hertz Corp., senior note,
	7.50%, 10/15/18	United States	15,000,000	15,693,750
	6.75%, 4/15/19	United States	26,800,000	28,240,500
	5.875%, 10/15/20	United States	10,000,000	10,337,500
	6.25%, 10/15/22	United States	10,000,000	10,475,000
	Marquette Transportation Co. Inc./Finance Corp., senior secured note, 10.875%,
	1/15/17	United States	20,000,000	21,075,000
[c]	Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	18,800,000	19,975,000
[c]	Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	20,000,000	20,575,000
				154,653,500
	Utilities 2.8%
	Calpine Corp.,
	senior bond, 5.75%, 1/15/25	United States	15,400,000	15,573,250
	senior note, 5.375%, 1/15/23	United States	18,300,000	18,505,875
	[c]senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	14,100,000	15,157,500
	[c]senior secured note, 144A, 7.875%, 1/15/23	United States	7,960,000	8,875,400
	[c]senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	3,600,000	3,897,000
[c]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	40,000,000	40,800,000
[c]	NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 144A, 5.125%,
	7/15/19	United States	9,800,000	9,947,000
[c]	NRG Yield Operating LLC, senior bond, 144A, 5.375%, 8/15/24	United States	22,900,000	23,758,750
[c,e]	Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
	Finance Inc., senior secured note, 144A, 11.50%, 10/01/14	United States	50,000,000	43,750,000
[c]	Viridian Group FundCo II, senior note, 144A, 11.125%, 4/01/17	United Kingdom	12,600,000	13,804,875
				194,069,650
	Total Corporate Bonds (Cost $6,132,382,913)			6,406,489,463
[f] Senior Floating Rate Interests 1.0%
	Capital Goods 0.2%
	Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	11,747,428	11,862,353
	Household & Personal Products 0.6%
	Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	41,649,071	40,121,925
	Utilities 0.2%
[e]	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 6.75%, 10/10/17	United States	19,083,845	14,801,907
	Total Senior Floating Rate Interests (Cost $69,499,437)			66,786,185
			Shares
	Litigation Trusts (Cost $—) 0.0%
[a,b]	NewPage Corp., Litigation Trust	United States	30,000,000	—

Franklin High Income Trust

Statement of Investments, August 31, 2014 (unaudited) (continued)
	Total Investments before Short Term Investments (Cost $6,284,451,071)			6,548,475,973
	Short Term Investments (Cost $325,373,582) 4.7%
	Money Market Funds 4.7%
[a,h]	Institutional Fiduciary Trust Money Market Portfolio	United States	325,373,582	325,373,582
	Total Investments (Cost $6,609,824,653) 98.4%			6,873,849,555
	Other Assets, less Liabilities 1.6%			113,911,769
	Net Assets 100.0%			$6,987,761,324

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2014, the aggregate value of these securities was $758,466, representing 0.01% of net assets.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
August 31, 2014, the aggregate value of these securities was $2,700,991,431, representing 38.65% of net assets.
d Perpetual security with no stated maturity date.
e Defaulted security or security for which income has been deemed uncollectible.
f The coupon rate shown represents the rate at period end.
g Income may be received in additional securities and/or cash.
h Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Franklin High Income Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
At August 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Euro	DBAB	Buy	4,700,000	$6,437,825	12/17/14	$-	$(257,995)
Euro	DBAB	Sell	4,700,000	6,448,400	12/17/14	268,570	-
Euro	DBAB	Buy	2,575,000	3,527,235	2/09/15	-	(140,141)
Euro	DBAB	Sell	2,575,000	3,551,337	2/09/15	164,243	-
Unrealized appreciation (depreciation)	432,813	(398,136)
Net unrealized appreciation (depreciation)	$34,677
[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At August 31, 2014, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Sw ap Contracts
Periodic	Upfront
Counterpartya /	Notional Payment Expiration	Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount[b]	Rate	Date	Paid (Received) Appreciation Depreciation	Value	Rating[c]
OTC Sw aps
Contracts to Sell Protection[d]
Traded Index

CDX.NA.HY.22	FBCO	49,500,000	5.00%	6/20/19	$4,364,533	$133,836	$-	$4,498,369	Non
Investment
Grade
Net unrealized appreciation (depreciation)	$133,836

[a] Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. At August 31, 2014, no collateral had been exchanged with the counterparties.
[b] In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c] Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d] The fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

ABBREVIATIONS
Counterparty

DBAB	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG

Selected Portfolio

ETF	-	Exchange Traded Fund
FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

Franklin High Income Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of one fund, the Franklin High Income Fund (Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

4. INCOME TAXES

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,622,640,659

Unrealized appreciation	$347,505,838
Unrealized depreciation	(96,296,942)
Net unrealized appreciation (depreciation)	$251,208,896

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$-	$180,561	$180,561
Materials	-	5,610,000	-	5,610,000
Transportation	-	12,983,908	-	12,983,908
Other Equity Investments[b]	56,425,856	-	-	56,425,856
Corporate Bonds	-	6,405,661,558	827,905	6,406,489,463
Senior Floating Rate Interests	-	66,786,185	-	66,786,185
Litigation Trusts	-	-	- [c]	-
Short Term Investments	325,373,582	-	-	325,373,582
Total Investments in Securities	$381,799,438	$6,491,041,651	$1,008,466	$6,873,849,555

Other Financial Instruments
Forw ard Exchange Contracts	$-	$432,813	$-	$432,813
Sw ap Contracts	-	133,836	-	133,836
Total Other Financial Instruments	$-	$566,649	$-	$566,649

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$398,136	$-	$398,136

[a]Includes common, preferred, convertible preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.
[c]Includes securities determined to have no value at August 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  October 24, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  October 24, 2014